Share-Based Payment - Summary Of Share Based Payment (Parenthetical) (Detail) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Fair Value of Other Equity Instruments Granted	€ 141.01	€ 105.96